UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Eaton Vance Alabama Municipals Fund                                                                                             as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 3.6%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,017,480
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,025,500
		$2,042,980
General Obligations — 2.7%
1,125	Huntsville, 5.25%, 5/1/31	1,185,075
550	Puerto Rico, 0.00%, 7/1/15	367,125
		$1,552,200
Hospital — 7.9%
750	Health Care Authority, Baptist Health, 5.00%, 11/15/18	765,795
400	Health Care Authority, Baptist Health, 5.00%, 11/15/21	403,228
1,250	Huntsville, Health Care Authority, 5.75%, 6/1/31	1,310,950
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,043,010
885	Oneonta Eastern Healthcare Facility Financing Authority, 7.75%, 7/1/21	963,800
		$4,486,783
Industrial Development Revenue — 6.2%
600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	598,818
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,067,830
750	Phenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	793,012
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,071,393
		$3,531,053
Insured-Education — 12.0%
750	Auburn University, (MBIA), 5.00%, 6/1/26	767,130
170	Auburn, School Improvements, (AMBAC), 4.375%, 8/1/35	159,523
1,110	Montgomery Public Educational Building Authority (Alabama State University), (XLCA), 5.25%, 10/1/25	1,188,977
7,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	4,706,325
		$6,821,955
Insured-Electric Utilities — 2.5%
1,000	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	1,034,270
165	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.28%, 7/1/29 (1)(2)	190,780

1

$175	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 5.793%, 7/1/33 (1)(2)	$178,591
		$1,403,641
Insured-Escrowed/Prerefunded — 12.5%
1,060	Alabama State University, (MBIA), Prerefunded to 1/1/12, 5.25%, 3/1/33 (3)	1,144,948
445	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	481,419
450	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	486,828
1,310	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,363,055
1,190	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,240,658
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/27	2,043,214
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	377,909
		$7,138,031
Insured-General Obligations — 13.9%
1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	1,540,725
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,084,380
2,000	Mobile Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	1,928,960
700	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27 (1)(2)	802,851
1,495	Tuscaloosa, (MBIA), 5.20%, 7/1/31	1,560,855
		$7,917,771
Insured-Hospital — 9.9%
3,000	Birmingham, Care Facility Financing Authority, (Children’s Hospital), (AMBAC), 5.00%, 6/1/32	3,045,330
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,528,785
1,000	Huntsville, Health Care Authority, (MBIA), 5.40%, 6/1/22	1,072,190
		$5,646,305
Insured-Lease Revenue / Certificates of Participation — 2.4%
770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	876,060
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24 (1)(2)	500,376
		$1,376,436
Insured-Special Tax Revenue — 1.8%
1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	1,037,111
		$1,037,111

2

Insured-Transportation — 2.0%
$500	Huntsville-Madison County Airport, (AMT), (MBIA), 5.40%, 7/1/19	$512,740
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	648,600
		$1,161,340
Insured-Water and Sewer — 20.5%
2,540	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	2,272,182
1,000	Alabaster, Sewer, (MBIA), 5.00%, 4/1/29	1,030,310
1,000	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	963,360
2,500	Birmingham, Waterworks and Sewer Board, (MBIA), 5.25%, 1/1/33	2,624,450
555	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/27	583,716
550	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	577,500
1,000	Opelika, Water Works Board Utility, (FSA), 5.125%, 6/1/31	1,030,900
1,300	Orange Beach, Water, Sewer and Fire Protection Authority, (MBIA), 5.00%, 5/15/30	1,337,310
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,253,400
		$11,673,128
Lease Revenue/Certificates of Participation — 0.9%
500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	509,255
		$509,255
Total Tax-Exempt Investments — 98.8% (identified cost $53,840,536)		$56,297,989
Other Assets, Less Liabilities — 1.2%		$663,882
Net Assets — 100.0%		$56,961,871

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 78.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 30.1% of total investments.

3

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $1,672,598 or 2.9% of the Fund net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/06	59 U.S. Treasury Bond	Short	$(6,295,234)	$(6,266,906)	$28,328
09/06	13 U.S. Treasury Note	Short	$(1,372,155)	$(1,363,984)	$8,171
					$36,499

At May 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$53,834,503
Gross unrealized appreciation	$2,662,786
Gross unrealized depreciation	(199,300)
Net unrealized appreciation	$2,463,486

4

Eaton Vance Arkansas Municipals Fund                                                                                            as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.0%
$1,000	Conway, Public Facilities Board, (Hendrix College), 5.00%, 10/1/35	$1,012,380
		$1,012,380
Electric Utilities — 3.7%
550	Jefferson, Pollution Control, (Entergy Arkansas), 6.30%, 6/1/18	550,577
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	508,740
750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	769,125
		$1,828,442
Escrowed / Prerefunded — 5.3%
500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	558,520
1,250	Conway, Public Facilities Board, (Hendrix College), Prerefunded to 10/1/06, 6.00%, 10/1/26	1,259,962
750	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	809,452
		$2,627,934
General Obligations — 4.6%
2,750	Arkansas State College Savings, 0.00%, 6/1/14	1,968,505
350	Puerto Rico Public Buildings Authority, 5.00%, 7/1/36	350,217
		$2,318,722
Hospital — 10.5%
800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	815,784
750	Baxter County, Community Hospital District, 5.625%, 9/1/28	763,050
1,000	Conway, Health Facilities Board, (Conway Regional Medical Center), 6.40%, 8/1/29	1,061,090
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	258,540
1,250	Paragould Hospital, (Methodist Hospital Corp.), 6.375%, 10/1/17	1,280,075
785	Pulaski County, (Children’s Hospital), 5.25%, 3/1/16	809,916
250	Washington County Hospital, (Washington Regional Medical Center), 5.00%, 2/1/35	246,758
		$5,235,213

Housing — 2.1%
$435	Arkansas Development Finance Authority, SFM, (GNMA), (AMT), 5.125%, 7/1/24	$444,774
155	Arkansas Development Finance Authority, SFM, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	156,987
455	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	460,205
		$1,061,966
Industrial Development Revenue — 9.4%
400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	444,384
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,166,580
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	769,358
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	269,073
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,044,154
		$4,693,549
Insured-Education — 11.4%
1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	1,031,690
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,069,070
750	University of Arkansas, (AMBAC), 5.00%, 12/1/30	772,448
750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	767,745
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	510,240
1,500	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,545,120
		$5,696,313
Insured-Electric Utilities — 5.0%
210	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	222,470
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,148,770
875	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.80%, 7/1/29 (1)(2)	966,140
135	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 8.28%, 7/1/29 (1)(3)	156,092
		$2,493,472

Insured-Escrowed / Prerefunded — 3.0%
$310	Arkansas State University, (Consolidated Building System), (AMBAC), Prerefunded to 4/1/07, 5.10%, 4/1/24	$316,894
500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	577,235
500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.611%, 7/1/32 (1)(3)	599,000
		$1,493,129
Insured-General Obligations — 7.5%
500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	306,530
500	Little Rock School District, (FSA), 5.25%, 2/1/33	523,045
500	Northwest Arkansas Community College, (AMBAC), 5.00%, 5/15/24	521,810
745	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/21	813,808
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,121,800
160	Puerto Rico, (MBIA), Variable Rate, 9.115%, 7/1/20 (1)(3)	218,464
250	Springdale School District, (AMBAC), 4.50%, 6/1/24	250,118
		$3,755,575
Insured-Health-Miscellaneous — 2.0%
480	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	470,875
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	521,745
		$992,620
Insured-Hospital — 8.3%
1,140	Heber Springs Hospital and Health Care Facilites Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	1,180,994
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,539,450
1,000	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,024,130
400	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	404,604
		$4,149,178
Insured-Housing — 2.1%
500	Arkansas State University, (Housing System), (FGIC), 4.75%, 3/1/24	509,215
500	Arkansas State University, (Housing System), (FGIC), 5.00%, 3/1/34	514,355
		$1,023,570

Insured-Lease Revenue / Certificates of Participation — 3.7%
$500	Arkansas Development Finance Authority, (AMBAC), 5.00%, 12/1/40	$511,195
1,000	Arkansas Development Finance Authority, SFM, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	1,028,880
240	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24 (1)(3)	300,226
		$1,840,301
Insured-Other Revenue — 1.0%
500	University of Arkansas Parking Revenue, (MBIA), 5.00%, 7/1/29	513,660
		$513,660
Insured-Special Tax Revenue — 0.6%
205	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	71,363
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	33,332
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	176,560
		$281,255
Insured-Transportation — 1.4%
200	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.615%, 7/1/32 (1)(3)	215,628
400	Puerto Rico Highway and Transportaton Authority, RITES, (CIFG) Variable Rate, 7.293%, 7/1/41 (1)(3)	505,200
		$720,828
Insured-Water and Sewer — 6.3%
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	509,335
665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	681,818
500	Conway Water Revenue, (FGIC), 5.125%, 12/1/23	525,510
1,395	Fort Smith Water and Sewer, (FSA), 5.00%, 10/1/23	1,447,382
		$3,164,045
Special Tax Revenue — 4.7%
2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	2,335,900
		$2,335,900
Transportation — 1.0%
500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	505,700
		$505,700

Water and Sewer — 2.6%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22	$1,026,870
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	279,530
		$1,306,400
Total Tax-Exempt Investments — 98.2% (identified cost $47,472,543)		$49,050,152
Other Assets, Less Liabilities — 1.8%		$916,844
Net Assets — 100.0%		$49,966,996

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 52.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.1% to 18.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $2,960,750 or 5.9% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

A summary of financial instruments at May 31, 2006 is as follows:

Interest Rate Swaps

At May 31, 2006, the Fund had entered into an interest rate swap agreement with JP Morgan Chase whereby the Fund makes bi-annual payments at a fixed rate equal to 5.77% on the notional amount of $5,000,000. In exchange the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates on February 26, 2037, is recorded as a receivable for open swap contracts of $45,502 on May 31, 2006.

At May 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$47,449,846
Gross unrealized appreciation	$1,793,581
Gross unrealized depreciation	(193,275)
Net unrealized appreciation	$1,600,306

Eaton Vance Georgia Municipals Fund                                                                                              as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.5%
$1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	$1,534,215
		$1,534,215
Electric Utilities — 3.6%
930	Georgia Municipal Electric Power Authority, 0.00%, 1/1/12	655,715
1,000	Georgia Municipal Electric Power Authority, 8.25%, 1/1/11	1,177,690
665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	402,578
		$2,235,983
Escrowed / Prerefunded — 1.5%
800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	917,128
70	Georgia Municipal Electric Power Authority, Prerefunded to Various Dates, 0.00%, 1/1/12	50,690
		$967,818
General Obligations — 4.5%
300	Alpharetta, 6.50%, 5/1/10	320,181
2,000	Georgia, 1.00%, 3/1/26	1,049,260
500	Georgia, 2.00%, 12/1/23	342,760
1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,101,680
		$2,813,881
Hospital — 2.4%
500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	466,355
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), 5.50%, 5/15/31	1,027,200
		$1,493,555
Housing — 1.8%
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	618,396
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), 5.625%, 9/1/30	522,750
		$1,141,146
Industrial Development Revenue — 13.7%
2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28 (1)	2,117,600
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	752,941

1

$1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	$1,093,210
1,000	Cobb County, Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), 5.00%, 4/1/33	991,180
750	Effingham County, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	741,682
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,134,950
858	Savannah EDA, (Intercat-Savannah, Inc.), (AMT), 9.00%, 1/1/15	784,794
1,000	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	1,001,260
		$8,617,617
Insured-Education — 6.4%
1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	1,000,940
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,530,660
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,506,285
		$4,037,885
Insured-Electric Utilities — 6.8%
1,000	Burke County Development Authority, (Georgia Power Co.), (FGIC), 4.75%, 5/1/34	996,130
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,291,437
		$4,287,567
Insured-Escrowed/Prerefunded — 8.1%
1,000	Atlanta Airport, (FGIC), Prerefunded to 1/1/10, 5.60%, 1/1/30	1,073,520
500	Henry County, Water and Sewer Authority, (FGIC), Prerefunded to 2/1/10, 5.625%, 2/1/30	537,865
1,500	Metropolitan Atlanta Rapid Transit Authority, (MBIA), Prerefunded to 7/1/08, Variable Rate, 5.862%, 7/1/20 (2)(3)	1,617,615
700	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.334%, 7/1/28 (2)(4)	761,558
1,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.25%, 6/1/26 (2)(3)	1,066,510
		$5,057,068
Insured-General Obligations — 5.0%
660	Fayette County, School District, (FSA), 0.00%, 3/1/25	539,992
1,225	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/21	1,338,141
900	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27 (2)(4)	1,032,237
160	Puerto Rico, (MBIA), Variable Rate, 9.115%, 7/1/20 (2)(4)	218,464
		$3,128,834

2

Insured-Hospital — 2.4%
$1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	$1,091,240
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 9.616%, 8/1/10 (2)(3)	403,252
		$1,494,492
Insured-Lease Revenue / Certificates of Participation — 0.8%
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24 (2)(4)	500,376
		$500,376
Insured-Special Tax Revenue — 5.7%
1,500	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	1,498,785
1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	1,054,600
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,037,920
		$3,591,305
Insured-Transportation — 7.5%
785	Atlanta Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	786,892
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,163,940
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	439,665
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,102,140
300	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	311,178
500	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 7.618%, 7/1/36 (2)(4)	555,890
265	Puerto Rico Highway and Transportaton Authority, RITES, (CIFG) Variable Rate, 7.293%, 7/1/41 (2)(4)	334,695
		$4,694,400
Insured-Water and Sewer — 18.1%
1,180	Atlanta, Water and Sewer, (FGIC), 5.00%, 11/1/38	1,189,924
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	2,050,320
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	508,295
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,049,480
500	Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30	526,090
1,135	Coweta County, Water & Sewer Authority, (FSA), 5.00%, 6/1/26	1,221,022
1,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	1,092,850
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,109,420

3

$1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	$1,109,240
500	South Fulton, Water & Sewer Authority, (MBIA), 5.00%, 1/1/33	512,515
		$11,369,156
Lease Revenue/Certificates of Participation — 1.4%
1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	874,120
		$874,120
Transportation — 0.4%
250	Augusta, Airport Passenger Facility Charge, 5.15%, 1/1/35	250,710
		$250,710
Water and Sewer — 5.9%
1,000	De Kalb County, Water and Sewer, 5.00%, 10/1/28	1,051,310
1,000	De Kalb County, Water and Sewer, 5.125%, 10/1/31	1,066,090
500	Forsyth County, Water and Sewer Authority, 5.00%, 4/1/32	512,910
1,000	Gwinnett County, Water and Sewer Authority, 5.25%, 8/1/24	1,082,140
		$3,712,450
Total Tax-Exempt Investments — 98.5% (identified cost $58,793,023)		$61,802,578
Other Assets, Less Liabilities — 1.5%		$911,880
Net Assets — 100.0%		$62,714,458

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 61.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 23.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $6,490,597 or 10.3% of the Fund’s net assets.

4

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

A summary of financial instruments at May 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/06	111 U.S. Treasury Bond	Short	$(11,860,457)	$(11,790,281)	$70,176

At May 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,749,320
Gross unrealized appreciation	$3,523,803
Gross unrealized depreciation	(470,545)
Net unrealized appreciation	$3,053,258

5

Eaton Vance Kentucky Municipals Fund                                                                                                as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,282,317
		$1,282,317
Electric Utilities — 5.2%
3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	2,118,830
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,017,480
		$3,136,310
General Obligations — 2.6%
1,465	Bowling Green, 5.30%, 6/1/19	1,549,428
		$1,549,428
Housing — 1.7%
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), Variable Rate, 5.00%, 6/1/35	1,006,270
		$1,006,270
Industrial Development Revenue — 5.6%
1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	1,531,485
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,864,153
		$3,395,638
Insured-Education — 4.5%
2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	2,079,100
650	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	637,533
		$2,716,633
Insured-Electric Utilities — 1.7%
2,000	Owensboro Electric Light & Power, (AMBAC), 0.00%, 1/1/20	1,055,080
		$1,055,080
Insured-Escrowed/Prerefunded — 8.7%
1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	1,057,780
1,000	Kentucky Property and Buildings Commission, (MBIA), Prerefunded to 10/1/11, 5.375%, 10/1/16	1,077,090
1,000	Kentucky Property and Buildings Commission, (MBIA), Prerefunded to 5/1/10, 5.75%, 5/1/20	1,073,770

1

$1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	$1,030,860
1,000	University of Kentucky, University Consolidated Revenue, (FGIC), Prerefunded to 5/1/10, 5.00%, 5/1/19	1,046,670
		$5,286,170
Insured-General Obligations — 2.8%
350	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27 (1)(2)	401,425
200	Puerto Rico, (MBIA), Variable Rate, 9.115%, 7/1/20 (1)(2)	273,080
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,055,420
		$1,729,925
Insured-Hospital — 6.1%
850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	868,445
7,890	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,809,077
		$3,677,522
Insured-Industrial Development Revenue — 1.6%
1,000	Boone County, (Dayton Power & Light Co.), (FGIC), 4.70%, 1/1/28	992,720
		$992,720
Insured-Lease Revenue / Certificates of Participation — 12.8%
1,350	Hardin County, School District Finance Corp., School Building, (FSA), 4.75%, 7/1/21	1,377,202
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,108,554
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,037,020
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,021,030
1,000	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	1,123,230
1,000	Puerto Rico Public Building Authority, (XLCA), 5.50%, 7/1/21	1,120,880
300	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24 (1)(2)	375,282
655	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	582,059
		$7,745,257
Insured-Transportation — 19.4%
3,000	Kenton County Airport, (MBIA), (AMT), 6.30%, 3/1/15 (3)	3,111,300
1,195	Kenton County Airport, (MBIA), (AMT), 6.45%, 3/1/15	1,267,154
2,000	Kentucky EDA, (State Turnpike Revitalization), (AMBAC), 5.00%, 7/1/25	2,085,180
1,000	Kentucky State Turnpike Authority Economic Development Revenues, (FGIC), 0.00%, 1/1/10	870,750

2

$5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	$2,931,100
1,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	1,538,010
		$11,803,494
Insured-Water and Sewer — 11.0%
1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	1,546,815
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,022,010
1,060	Kentucky Rural Water Finance Corp., (MBIA), 4.70%, 8/1/35	1,054,096
3,000	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	3,081,660
		$6,704,581
Lease Revenue/Certificates of Participation — 6.8%
1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	776,980
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,333,071
		$4,110,051
Other Revenue — 0.6%
4,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	264,852
3,500	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	118,125
		$382,977
Senior Living / Life Care — 5.1%
3,000	Kenton County, (Highland Terrace), (AMT), (FHA), 6.95%, 12/1/26	3,124,650
		$3,124,650
Total Tax-Exempt Investments — 98.3% (identified cost $55,990,754)		$59,699,023
Other Assets, Less Liabilities — 1.7%		$1,011,331
Net Assets — 100.0%		$60,710,354

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific

3

industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 69.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 26.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $1,049,787 or 1.7% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/06	28 U.S. Treasury Bond	Short	$(2,987,568)	$(2,974,125)	$13,443
09/06	21 U.S. Treasury Note	Short	$(2,216,559)	$(2,203,359)	$13,200
					$26,643

At May 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$55,900,936
Gross unrealized appreciation	$3,925,155
Gross unrealized depreciation	(127,068)
Net unrealized appreciation	$3,798,087

4

Eaton Vance Louisiana Municipals Fund                                                                                           as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.2%

Principal Amount (000’s omitted)	Security	Value
Escrowed / Prerefunded — 1.7%
$525	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	$538,587
		$538,587
Hospital — 8.2%
1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	1,004,690
1,035	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), 5.50%, 5/15/32	1,058,660
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	482,385
		$2,545,735
Housing — 3.6%
500	Louisiana HFA, Multifamily, (FNMA), (AMT), 4.75%, 4/1/38	478,700
85	Louisiana HFA, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	85,858
470	Louisiana HFA, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	150,579
385	Louisiana Public Facilities Authority, (Eden Point), 6.25%, 3/1/34	392,966
		$1,108,103
Industrial Development Revenue — 4.7%
415	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	444,224
500	Saint Bernard Parish, (Mobil Oil), (AMT), 5.90%, 11/1/26	518,115
500	South Louisiana Port Commission, (Cargill), 5.85%, 4/1/17	510,345
		$1,472,684
Insured-Education — 15.0%
500	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	507,970
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	494,225
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,052,280
850	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 7/1/32	860,404
500	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 2/15/26	508,775
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32 (1)	1,243,032
		$4,666,686

1

Insured-Electric Utilities — 4.0%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$770,800
450	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 5.793%, 7/1/33 (2)(3)	459,234
		$1,230,034
Insured-Escrowed/Prerefunded — 7.4%
2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17 (4)	1,510,171
350	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.334%, 7/1/28 (2)(3)	380,779
335	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.611%, 7/1/32 (2)(3)	401,330
		$2,292,280
Insured-General Obligations — 9.5%
500	Louisiana, (FGIC), 5.00%, 11/15/20	514,515
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,453,117
800	New Orleans, (AMBAC), 0.00%, 9/1/16	487,416
300	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27 (2)(3)	344,079
120	Puerto Rico, (MBIA), Variable Rate, 9.115%, 7/1/20 (2)(3)	163,848
		$2,962,975
Insured-Hospital — 2.6%
750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	804,765
		$804,765
Insured-Industrial Development Revenue — 4.1%
1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	1,271,850
		$1,271,850
Insured-Lease Revenue / Certificates of Participation — 4.0%
500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	517,040
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	505,595
180	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24 (2)(3)	225,169
		$1,247,804

2

Insured-Other Revenue — 6.5%
$750	Louisiana Environmental Facilities and Community Development Authority, (Ascension Parish Library Projects), (AMBAC), 5.25%, 4/1/29	$787,515
500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	495,520
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	736,029
		$2,019,064
Insured-Special Tax Revenue — 15.1%
750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), 5.25%, 12/1/22	783,330
1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	1,013,700
1,650	Louisiana Gas and Fuels Tax, (FGIC), 5.00%, 5/1/35	1,686,250
545	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	180,864
1,000	Saint Tammany Parish, Sales Tax District No. 3, (CIFG), 5.00%, 6/1/28 (5)	1,033,310
		$4,697,454
Insured-Transportation — 0.8%
210	Puerto Rico Highway and Transportaton Authority, RITES, (CIFG), Variable Rate, 7.293%, 7/1/41 (2)(3)	265,230
		$265,230
Other Revenue — 5.3%
2,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	126,120
1,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	57,375
350	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.837%, 10/1/32 (2)(3)	420,231
1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,049,440
		$1,653,166
Senior Living / Life Care — 4.4%
500	Louisiana HFA, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	515,315
850	Louisiana PFA, (Glen Retirement System), 6.70%, 12/1/25	859,290
		$1,374,605

3

Transportation — 3.3%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.20%, 10/1/18	$1,014,390
		$1,014,390
Total Tax-Exempt Investments — 100.2% (identified cost $29,941,512)		$31,165,412
Other Assets, Less Liabilities — (0.2)%		$(60,708)
Net Assets — 100.0%		$31,104,704

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 68.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 33.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $2,659,900 or 8.6% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	When-issued security.

4

A summary of financial instruments at May 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/06	65 U.S. Treasury Bond	Short	$(6,925,271)	$(6,904,219)	$21,052

At May 31, 2006, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$29,700,494
Gross unrealized appreciation	$1,559,004
Gross unrealized depreciation	(94,086)
Net unrealized appreciation	$1,464,918

5

Eaton Vance Maryland Municipals Fund                                                                                           as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.8%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,262,775
		$1,262,775
Education — 14.8%
4,000	Maryland HEFA, (Johns Hopkins University), 5.00%, 7/1/32	4,091,360
2,250	Maryland HEFA, (Loyola College), 4.75%, 10/1/33	2,222,707
500	Maryland HEFA, (Loyola College), 5.125%, 10/1/45	509,550
1,300	Maryland HEFA, (Maryland Institute College of Art), 5.50%, 6/1/32	1,336,829
500	Maryland HEFA, (Maryland Institute College of Art), 5.50%, 6/1/21	517,440
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,059,010
425	Westminster, Educational Facilities, (McDaniel College), 5.50%, 4/1/27	442,297
		$10,179,193
Electric Utilities — 2.2%
1,500	Calvert, PCR, (Baltimore Gas and Electric), 5.55%, 7/15/14	1,503,660
		$1,503,660
Escrowed / Prerefunded — 8.3%
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,319,083
3,250	Maryland HEFA, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39 (1)	3,500,250
800	Maryland HEFA, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	897,736
		$5,717,069
General Obligations — 2.6%
1,000	Montgomery County, 5.25%, 10/1/19	1,069,530
1,100	Puerto Rico, 0.00%, 7/1/16	696,080
		$1,765,610
Health Care - Miscellaneous — 2.0%
1,280	Baltimore County, Economic Development Revenue, (Revisions, Inc.), 8.50%, 8/15/25	1,349,939
		$1,349,939
Hospital — 9.1%
1,000	Maryland HEFA, (Calvert Health System), 5.50%, 7/1/36	1,045,380
2,000	Maryland HEFA, (Johns Hopkins Hospital), 5.125%, 11/15/34	2,061,780

1

$2,005	Maryland HEFA, (Peninsula Regional Medical Center), 5.00%, 7/1/36	$2,026,293
1,000	Maryland HEFA, (Union Hospital of Cecil County), 5.00%, 7/1/40	1,005,690
1,355	Prince George’s County, (Greater SouthEast Healthcare System), 6.375%, 1/1/13 (2)	36,585
3,800	Prince George’s County, (Greater SouthEast Healthcare System), 6.375%, 1/1/23 (2)	102,600
		$6,278,328
Housing — 1.5%
1,000	Prince George’s County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,035,750
		$1,035,750
Industrial Development Revenue — 1.7%
1,000	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	979,650
215	Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24	223,785
		$1,203,435
Insured-Education — 2.1%
1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	1,420,056
		$1,420,056
Insured-Electric Utilities — 4.9%
1,500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,568,295
1,550	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.28%, 7/1/29 (3)(4)	1,792,172
		$3,360,467
Insured-Escrowed / Prerefunded — 5.4%
3,125	Maryland HEFA, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	3,331,813
335	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 7.979%, 7/1/26 (3)(4)	351,770
		$3,683,583
Insured-General Obligations — 2.2%
350	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27 (3)(4)	401,426
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,134,070
		$1,535,496
Insured-Hospital — 7.7%
1,620	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 8.32%, 8/15/38 (3)(4)	2,134,528
3,150	Puerto Rico ITEM & EC, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,153,717
		$5,288,245

2

Insured-Housing — 4.2%
$2,970	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$2,860,080
		$2,860,080
Insured-Lease Revenue / Certificates of Participation — 0.9%
500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24 (3)(4)	625,470
		$625,470
Insured-Other Revenue — 1.5%
1,000	Maryland HEFA, (Johns Hopkins Hospital), Parking Revenue, (AMBAC), 5.00%, 7/1/34	1,019,610
		$1,019,610
Insured-Special Tax Revenue — 5.1%
1,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	1,056,340
670	Puerto Rico Convention Center Authority, (CIFG), Variable Rate, 6.13%, 7/1/36 (3)(4)	632,547
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	191,461
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	518,960
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	66,663
2,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	384,048
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	630,680
		$3,480,699
Insured-Transportation — 6.0%
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	1,035,240
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,552,605
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,561,365
		$4,149,210
Insured-Water and Sewer — 7.1%
500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	512,600
1,000	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/36	1,036,440
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,072,800
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,268,180
		$4,890,020
Other Revenue — 3.4%
4,300	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	271,158
3,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	124,875

3

$895	Maryland HEFA, (Board of Child Care), 5.375%, 7/1/32	$923,980
1,000	Maryland HEFA, (Board of Child Care), 5.625%, 7/1/22	1,055,440
		$2,375,453
Special Tax Revenue — 3.1%
750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	785,573
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	544,275
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	832,080
		$2,161,928
Total Tax-Exempt Investments — 97.6% (identified cost $67,883,907)		$67,146,076
Other Assets, Less Liabilities — 2.4%		$1,654,462
Net Assets — 100.0%		$68,800,538

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 48.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 18.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Defaulted bond.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $5,937,913 or 8.6% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

4

A summary of financial instruments at May 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
09/06	143 U.S. Treasury Bond	Short	$(15,234,478)	$(15,189,281)	$45,197

At May 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,680,477
Gross unrealized appreciation	$3,020,664
Gross unrealized depreciation	(3,555,065)
Net unrealized depreciation	$(534,401)

5

Eaton Vance Missouri Municipals Fund                                                                                                as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.5%
$1,000	Missouri HEFA, (Washington University of St. Louis), 5.00%, 2/15/22	$1,046,250
		$1,046,250
Escrowed / Prerefunded — 1.5%
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,061,000
		$1,061,000
Hospital — 11.3%
1,000	Johnson County, (Western Missouri Medical Center), 5.00%, 6/1/25	1,026,130
400	Joplin, IDA, (Freeman Health Systems), 5.375%, 2/15/35	405,296
1,950	Missouri HEFA, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,079,753
1,500	Missouri HEFA, (Childrens Mercy Hospital), 5.30%, 5/15/28	1,528,350
1,000	Missouri HEFA, (Freeman Health Systems), 5.25%, 2/15/18	1,013,380
495	Missouri HEFA, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	505,543
250	Missouri HEFA, (Lake Regional Health System), 5.70%, 2/15/34	261,025
1,250	West Plains IDA, (Ozarks Medical Center), 5.65%, 11/15/22	1,237,562
		$8,057,039
Housing — 2.3%
935	Jefferson County IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	982,105
140	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	140,804
40	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	40,314
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	509,737
		$1,672,960
Industrial Development Revenue — 6.2%
515	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	508,300
595	Kansas City IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	613,147
1,000	Missouri Development Finance Authority, Solid Waste Disposal, (Proctor and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,064,330

1

$1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	$1,256,820
1,000	Saint Louis, IDA, (Anheuser-Busch), (AMT), 5.875%, 11/1/26	1,021,380
		$4,463,977
Insured-Education — 2.8%
1,000	Missouri HEFA, (St. Louis University High School), (AMBAC), 4.75%, 10/1/24	1,007,050
1,000	Northwest, Missouri State University, (Housing System), (MBIA), 4.50%, 6/1/25	991,800
		$1,998,850
Insured-Electric Utilities — 8.4%
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,346,660
1,000	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/26	1,042,100
1,000	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/34	1,032,640
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32 (1)	1,029,700
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 9.115%, 7/1/16 (2)(3)	534,948
		$5,986,048
Insured-Escrowed/Prerefunded — 7.0%
575	Missouri HEFA, (Saint Louis Children’s Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	535,474
500	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 7.979%, 7/1/26 (2)(3)	525,030
700	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.334%, 7/1/28 (2)(3)	761,558
1,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.25%, 6/1/26 (2)(3)	1,066,510
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,132,000
		$5,020,572
Insured-General Obligations — 6.2%
900	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27 (2)(3)	1,032,237
1,900	Saint Charles County, (Francis Howell School District), (FGIC), 0.00%, 3/1/16	1,235,532
1,000	Saint Charles County, (Francis Howell School District), (FGIC), 5.25%, 3/1/21	1,101,180
1,000	Springfield School District, No. R-12, (FSA), 5.25%, 3/1/25	1,075,360
		$4,444,309

2

Insured-Hospital — 9.3%
$9,500	Missouri HEFA, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$4,866,280
540	Missouri HEFA, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	261,965
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,553,985
		$6,682,230
Insured-Lease Revenue / Certificates of Participation — 11.4%
1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	1,070,420
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	504,830
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,056,380
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	862,396
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	650,529
300	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 8.365%, 7/1/36 (2)(3)	360,855
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24 (2)(3)	500,376
2,000	Saint Louis IDA, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,085,740
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,035,980
		$8,127,506
Insured-Other Revenue — 1.1%
750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	791,333
		$791,333
Insured-Special Tax Revenue — 8.9%
1,000	Bi-State Development Agency, Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	1,029,300
1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), 5.00%, 7/1/28	1,541,655
1,955	Howard Bend Levee District, (XLCA), 5.25%, 3/1/28	2,126,962
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	619,500
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,037,920
		$6,355,337

3

Insured-Transportation — 8.9%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	$1,534,020
1,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,653,210
190	Puerto Rico Highway and Transportaton Authority, RITES, (CIFG) Variable Rate, 7.293%, 7/1/41 (2)(3)	239,970
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), 5.00%, 7/1/32	765,930
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	1,018,272
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	1,133,890
		$6,345,292
Pooled Loans — 3.9%
2,750	Missouri Higher Education Loan Authority, Student Loan, (AMT), 5.45%, 2/15/09	2,752,393
		$2,752,393
Senior Living / Life Care — 4.9%
1,000	Kansas City IDR, (Kingswood Manor), 5.80%, 11/15/17	964,330
500	Lees Summit IDA, Health Facility, (John Knox Village), 5.70%, 8/15/22	525,140
2,000	Missouri HEFA, (Lutheran Senior Services), 5.125%, 2/1/27	2,011,980
		$3,501,450
Water and Sewer — 1.7%
520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	521,747
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	725,320
		$1,247,067
Total Tax-Exempt Investments — 97.3% (identified cost $65,831,221)		$69,553,613
Other Assets, Less Liabilities — 2.7%		$1,898,919
Net Assets — 100.0%		$71,452,532

4

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 65.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 27.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $5,021,484 or 7.0% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

A summary of financial instruments at May 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
09/06	121 U.S. Treasury Bond	Short	$(12,928,967)	$(12,852,469)	$76,498

At May 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$65,713,464
Gross unrealized appreciation	$4,139,337
Gross unrealized depreciation	(299,188)
Net unrealized appreciation	$3,840,149

5

Eaton Vance North Carolina Municipals Fund                                                                                as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Principal Amount (000’s omitted)	Security	Value
Education — 10.6%
$2,700	North Carolina Educational Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	$2,758,509
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	4,507,207
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	978,734
		$8,244,450
Electric Utilities — 20.5%
5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09	5,271,300
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,359,425
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,799,495
1,950	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,180,491
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,210,760
2,000	Puerto Rico Electric Power Authority, Variable Rate, 5.866%, 7/1/29 (1)(2)	2,069,920
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,050,170
		$15,941,561
Escrowed / Prerefunded — 11.7%
1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	1,087,000
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,065,470
1,000	New Hanover County, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,098,600
1,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	968,830
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17	2,363,042
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	470,334
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,569,165
465	North Carolina Medical Care Commission, (Gaston Health Care), Prerefunded to 2/15/08, 5.00%, 2/15/29	479,829
		$9,102,270
General Obligations — 1.3%
1,000	Charlotte, 5.00%, 7/1/29	1,034,600
		$1,034,600

1

Hospital — 8.9%
$4,800	Charlotte-Mecklenburg, Hospital Authority, (Carolinas Healthcare System), 5.00%, 1/15/45	$4,848,288
535	North Carolina Medical Care Commission, (Gaston Health Care), 5.00%, 2/15/29	537,547
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,026,370
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	510,845
		$6,923,050
Housing — 6.3%
1,400	Charlotte Housing Authority, (Double Oaks), FHA, (FNMA), 7.35%, 5/15/26	1,439,746
285	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	316,404
2,500	North Carolina HFA, (AMT), Variable Rate, 4.80%, 1/1/37	2,446,125
650	North Carolina HFA, MFMR, (AMT), 6.45%, 9/1/27	663,552
		$4,865,827
Insured-Education — 4.9%
1,000	Appalachian State University, (MBIA), 5.00%, 7/15/24	1,045,020
1,375	East Carolina University, (AMBAC), 5.25%, 11/1/21	1,450,377
1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	1,347,865
		$3,843,262
Insured-Electric Utilities — 0.7%
550	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 5.793%, 7/1/33 (1)(3)	561,286
		$561,286
Insured-Escrowed/Prerefunded — 2.4%
1,745	Broad River, Water Authority Water System, (MBIA), Prerefunded to 6/1/10, 5.375%, 6/1/26	1,867,290
		$1,867,290
Insured-General Obligations — 1.8%
280	Puerto Rico, (MBIA), Variable Rate, 9.115%, 7/1/20 (1)(3)	382,312
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,039,347
		$1,421,659
Insured-Hospital — 6.8%
1,200	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	1,282,668
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,043,940

2

$935	North Carolina Medical Care Commission, (Memorial Mission Hospital), (FSA), 0.00%, 10/1/06	$924,126
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,002,360
		$5,253,094
Insured-Lease Revenue / Certificates of Participation — 0.7%
420	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24 (1)(3)	525,395
		$525,395
Insured-Special Tax Revenue — 1.2%
1,000	Puerto Rico Convention Center Authority, (CIFG), Variable Rate, 6.13%, 7/1/36 (1)(3)	944,100
		$944,100
Insured-Transportation — 5.8%
500	Charlotte Airport, (MBIA), (AMT), 5.25%, 7/1/21	523,260
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,097,740
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 7.618%, 7/1/36 (1)(3)	1,111,780
600	Puerto Rico Highway and Transportaton Authority, RITES, (CIFG) Variable Rate, 7.293%, 7/1/41 (1)(3)	757,800
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	1,020,740
		$4,511,320
Insured-Water and Sewer — 5.0%
1,685	Broad River, Water Authority Water System, (XLCA), 5.00%, 6/1/21	1,757,556
500	Brunswick County, (FSA), Enterprise System Water and Sewer Revenue, 5.25%, 4/1/26	533,195
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,558,395
		$3,849,146
Lease Revenue/Certificates of Participation — 3.3%
1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	1,021,310
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,524,795
		$2,546,105
Other Revenue — 1.5%
1,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.697%, 10/1/34 (1)(3)	1,200,660
		$1,200,660
Senior Living / Life Care — 0.3%
250	North Carolina Medical Care Commission Retirement (United Methodist), 5.25%, 10/1/24	255,160
		$255,160

3

Water and Sewer — 4.9%
$1,700	Charlotte, Storm Water, 5.00%, 6/1/25	$1,759,228
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,060,261
		$3,819,489
Total Tax-Exempt Investments — 98.6% (identified cost $73,131,489)		$76,709,724
Other Assets, Less Liabilities — 1.4%		$1,058,898
Net Assets — 100.0%		$77,768,622

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 29.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 9.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $7,553,253 or 9.7% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

4

A summary of financial instruments at May 31, 2006 is as follows:

Interest Rate Swaps

At May 31, 2006, the Fund had entered into an interest rate swap agreement with JP Morgan Chase whereby the Fund makes bi-annual payments at a fixed rate equal to 5.77% on the notional amount of $12,000,000.  In exchange the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount.  The effective date of the interest rate swap is February 26, 2007.  The value of the contract, which terminates on February 26, 2037, is recorded as a receivable for open swap contracts of $109,205 on May 31, 2006.

At May 31, 2006, the Fund had sufficient cash and/or securities to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$72,982,770
Gross unrealized appreciation	$3,969,684
Gross unrealized depreciation	(242,730)
Net unrealized appreciation	$3,726,954

5

Eaton Vance Oregon Municipals Fund                                                                                                as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.2%
$2,000	Western Generation Agency, (Wauna Cogeneration), (AMT), 7.40%, 1/1/16	$2,007,340
		$2,007,340
Education — 1.1%
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,017,700
		$1,017,700
Electric Utilities — 2.2%
1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	1,001,010
1,000	Port of Morrow, Pollution Control, (Portland General Electric), 5.20%, 5/1/33	1,025,850
		$2,026,860
Escrowed / Prerefunded — 3.2%
1,250	Portland, Community College District, Prerefunded to 6/1/11, 5.00%, 6/1/21	1,320,525
1,500	Umatilla County, Hospital Facility Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,604,520
		$2,925,045
General Obligations — 12.8%
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	811,515
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,430,266
660	Oregon Veterans Welfare, 5.25%, 10/1/42	668,765
1,560	Oregon Veterans Welfare, 5.50%, 12/1/42	1,594,554
475	Oregon Veterans Welfare, 5.90%, 10/1/17	477,988
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,590,810
		$11,573,898
Hospital — 2.4%
2,105	Hood River County, Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,150,784
		$2,150,784
Housing — 17.7%
930	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	984,396
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	764,775
1,500	Oregon Housing and Community Services Department, MFMR, (AMT), 6.20%, 7/1/28	1,531,140

1

$2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	$2,440,250
905	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	923,806
570	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	578,145
595	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	603,776
3,710	Portland Housing Authority, MFMR, (Berry Ridge), (AMT), 6.30%, 5/1/29	3,751,812
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,976,832
1,500	Washington County Housing Authority, MFMR, (Bethany Meadows), (AMT), 5.85%, 9/1/27 (1)	1,553,550
		$16,108,482
Industrial Development Revenue — 7.2%
590	Oregon EDA, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	586,023
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,501,155
335	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	337,238
2,250	Port of Portland, Special Obligation Revenue Bonds, (Delta Airlines, Inc.), (AMT), 6.20%, 9/1/22 (2)	539,842
830	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	753,607
920	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	846,299
		$6,564,164
Insured-Education — 4.3%
4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	2,396,094
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,540,125
		$3,936,219
Insured-Electric Utilities — 3.2%
750	Emerald People’s Utility District, (FSA), 5.25%, 11/1/22	799,710
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,052,050
1,000	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,045,530
		$2,897,290
Insured-Escrowed/Prerefunded — 6.6%
1,750	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), Prerefunded to 6/1/11, 5.00%, 6/1/26	1,848,735
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.334%, 7/1/28 (3)(4)	1,523,116

2

$1,300	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.611%, 7/1/32 (3)(4)	$1,557,400
950	Umatilla County, School District No. 008R, Prerefunded to 6/15/09, (MBIA), Variable Rate, 6.60%, 6/15/19 (3)(5)	1,032,564
		$5,961,815
Insured-General Obligations — 14.0%
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	611,740
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/23	1,330,096
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	577,360
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	207,600
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	532,540
2,000	Linn County, School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/27	2,292,360
1,000	Linn County, School District No. 9, (Lebanon), (FGIC), Variable Rate, 10.84%, 6/15/30 (3)(4)	1,593,500
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,666,877
1,335	Oregon State Local Governments, (MBIA), 5.00%, 12/1/23	1,402,351
200	Puerto Rico, (MBIA), Variable Rate, 9.115%, 7/1/20 (3)(4)	273,080
2,000	Washington County, School District No. 15, (Forest Grove), (FSA), 5.50%, 6/15/21	2,260,180
		$12,747,684
Insured-Hospital — 0.6%
500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	510,015
		$510,015
Insured-Lease Revenue / Certificates of Participation — 4.5%
2,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/22	2,084,580
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,592,595
300	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24 (3)(4)	375,282
		$4,052,457
Insured-Special Tax Revenue — 1.4%
400	Puerto Rico Convention Center District Authority, (CIFG), Variable Rate, 6.13%, 7/1/36 (3)(4)	377,640
730	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	254,120

3

$450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	$99,994
3,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	571,238
		$1,302,992
Insured-Transportation — 0.8%
700	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.615%, 7/1/32 (3)(4)	754,698
		$754,698
Insured-Water and Sewer — 5.2%
1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	1,645,324
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,038,560
1,295	Portland, Sewer System, (MBIA), 4.50%, 6/15/31	1,261,744
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	778,395
		$4,724,023
Other Revenue — 0.5%
300	Puerto Rico Infrastructure Financing Authority, Variable Rate, 12.745%, 10/1/32 (3)(4)	400,326
		$400,326
Senior Living / Life Care — 2.0%
1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	1,786,855
		$1,786,855
Special Tax Revenue — 3.7%
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,173,299
2,000	Tri-County Metropolitan Transportation District, Variable Rate, 6.22%, 8/1/19 (3)(5)	2,156,500
		$3,329,799
Transportation — 3.1%
2,000	Oregon Department of Transportation, (Highway User Tax), 5.125%, 11/15/26	2,081,700
600	Puerto Rico Highway and Transportaton Authority, Variable Rate, 7.293%, 7/1/41 (3)(4)	757,800
		$2,839,500
Total Tax-Exempt Investments — 98.7% (identified cost $87,689,902)		$89,617,946
Other Assets, Less Liabilities — 1.3%		$1,213,371
Net Assets — 100.0%		$90,831,317

AMBAC	—	AMBAC Financial Group, Inc.

4

AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 41.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 15.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover interest rate swap contracts.
(2)	Security is in default and making only partial interest payments.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $10,801,906 or 11.9% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.
(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

A summary of financial instruments at May 31, 2006 is as follows:

Interest Rate Swaps

At May 31, 2006, the Fund had entered into an interest rate swap agreement with JP Morgan Chase whereby the Fund makes bi-annual payments at a fixed rate equal to 5.77% on the notional amount of $10,000,000.  In exchange the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount.  The effective date of the interest rate swap is February 26, 2007.  The value of the contract, which terminates on February 26, 2037, is recorded as a receivable for open swap contracts of $91,004 on May 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$87,563,815
Gross unrealized appreciation	$3,741,346
Gross unrealized depreciation	(1,687,215)
Net unrealized appreciation	$2,054,131

5

Eaton Vance South Carolina Municipals Fund                                                                                 as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.3%
$1,000	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$963,410
1,000	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,020,980
		$1,984,390
Electric Utilities — 0.9%
750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	769,125
		$769,125
Escrowed / Prerefunded — 4.0%
695	Kershaw County, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	725,559
1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	1,144,970
1,335	South Carolina Jobs Economic Development Authority, (Palmetto Health), Prerefunded to 8/1/13, 6.375%, 8/1/34	1,530,070
		$3,400,599
General Obligations — 7.6%
1,500	Charleston County, School District, 5.00%, 2/1/25	1,551,300
2,000	Lexington County, School District No. 1, 4.75%, 2/1/28	2,020,740
1,085	Richland County, General Obligation, Sewer System, (Broad River), 5.125%, 3/1/29	1,123,192
2,360	South Carolina, 3.25%, 8/1/30	1,827,277
		$6,522,509
Hospital — 1.7%
1,000	Lexington County, (Health Services District, Inc.), 5.50%, 11/1/32	1,037,210
250	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	261,538
165	South Carolina Jobs Economic Development Authority, (Palmetto Health), 6.375%, 8/1/34	183,493
		$1,482,241
Housing — 0.4%
360	South Carolina Housing Finance Authority, SFMR, 6.45%, 7/1/17	360,342
		$360,342
Industrial Development Revenue — 4.0%
1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26 (1)	1,426,698
135	Florence County, (Stone Container), 7.375%, 2/1/07	135,197
400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	363,184

1

$1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	$1,509,130
		$3,434,209
Insured-Education — 8.6%
240	Citadel Military College, (AMBAC), 4.50%, 4/1/23	241,116
1,615	Clemson University, Athletics Facilities, (XLCA), 4.50%, 5/1/24	1,610,026
1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	1,033,410
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25 (1)	1,335,488
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 7.615%, 7/1/33 (2)(3)	525,675
1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,356,392
1,285	University of South Carolina, (MBIA), 4.50%, 6/1/29	1,252,284
		$7,354,391
Insured-Electric Utilities — 10.4%
7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	2,469,525
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	826,934
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	941,043
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.80%, 7/1/29 (2)(4)	828,120
250	South Carolina Public Service Authority, (AMBAC), 4.75%, 1/1/32	249,440
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,053,250
2,500	South Carolina Public Service Authority, (Santee Cooper), (MBIA), 5.00%, 1/1/36	2,579,625
		$8,947,937
Insured-Escrowed/Prerefunded — 0.8%
260	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.334%, 7/1/28 (2)(3)	282,864
330	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.611%, 7/1/32 (2)(3)	395,340
		$678,204
Insured-General Obligations — 7.4%
1,485	Anderson County, School District No. 4, (FSA), 4.50%, 3/1/25	1,476,536
1,300	Berkeley County, (FSA), 2.00%, 9/1/25	854,087
1,750	Jasper County, School District, (MBIA), 5.25%, 3/1/26	1,866,760
1,000	Lancaster County, School District, (FSA), 4.75%, 3/1/18	1,022,750
200	Puerto Rico, (MBIA), Variable Rate, 9.115%, 7/1/20 (2)(3)	273,080
660	Puerto Rico, RITES, (AGC), Variable Rate, 8.04%, 7/1/29 (2)(3)	898,108
		$6,391,321

2

Insured-Hospital — 1.2%
$1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	$1,047,170
		$1,047,170
Insured-Lease Revenue / Certificates of Participation — 5.0%
415	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24 (2)(3)	519,140
3,665	Scago Educational Facilities Corp., Cherokee School District No. 1, (FSA), 5.00%, 12/1/30	3,782,940
		$4,302,080
Insured-Other Revenue — 2.0%
1,710	Columbia, (CIFG), 5.00%, 2/1/25	1,760,171
		$1,760,171
Insured-Pooled Loans — 2.1%
1,660	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 7.615%, 8/1/27 (2)(3)	1,795,190
		$1,795,190
Insured-Special Tax Revenue — 3.5%
1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	1,071,770
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,111,005
2,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	867,185
		$3,049,960
Insured-Transportation — 4.6%
330	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.615%, 7/1/32 (2)(3)	355,786
900	Puerto Rico Highway and Transportaton Authority, RITES, (CIFG), Variable Rate, 7.293%, 7/1/41 (2)(3)	1,136,700
1,095	Richland-Lexington, Airport District, (AMT), (CIFG), 5.00%, 1/1/21	1,133,314
1,250	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	1,314,188
		$3,939,988
Insured-Utilities — 6.4%
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,290,920
1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	1,141,030
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	2,104,860
		$5,536,810

3

Insured-Water and Sewer — 15.1%
$750	Beaufort-Jasper, Water and Sewer Authority, (FSA), 5.00%, 3/1/26	$769,335
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	1,029,300
1,000	Easley, (FSA), 5.00%, 12/1/27	1,027,060
4,800	Easley, (FSA), 5.00%, 12/1/34 (1)	4,948,272
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,540,245
2,205	Spartanburg, Sanitary Sewer District, (MBIA), 4.50%, 3/1/30	2,139,688
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	513,015
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,053,560
		$13,020,475
Lease Revenue/Certificates of Participation — 6.6%
1,000	Dorchester County, School District No. 2, 5.00%, 12/1/30	1,010,260
1,000	Greenville County, School District, RITES, Variable Rate, 5.708%, 12/1/24 (2)(3)	1,109,170
1,420	Lexington One School Facilities Corp., 5.00%, 12/1/23 (5)	1,464,489
2,000	Lexington One School Facilities Corp., 5.00%, 12/1/26 (5)	2,052,620
		$5,636,539
Other Revenue — 3.2%
550	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.837%, 10/1/32 (2)(3)	660,363
2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	2,133,640
		$2,794,003
Pooled Loans — 1.2%
1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	1,001,270
		$1,001,270
Total Tax-Exempt Investments — 99.0% (identified cost $82,463,085)		$85,208,924
Other Assets, Less Liabilities — 1.0%		$819,134
Net Assets — 100.0%		$86,028,058

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

4

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 66.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 24.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $8,779,536 or 10.2% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.
(5)	When-issued security.

A summary of financial instruments at May 31, 2006 is as follows:

Interest Rate Swaps

At May 31, 2006, the Fund had entered into an interest rate swap agreement with JP Morgan Chase whereby the Fund makes bi-annual payments at a fixed rate equal to 5.77% on the notional amount of $25,000,000. In exchange the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates on February 26, 2037, is recorded as a receivable for open swap contracts of $227,510 on May 31, 2006.

At May 31, 2006, the Fund had sufficient cash and/or securities to cover margin commitments on these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$82,432,463
Gross unrealized appreciation	$3,043,311
Gross unrealized depreciation	(266,850)
Net unrealized appreciation	$2,776,461

5

Eaton Vance Tennessee Municipals Fund                                                                                                                                                                                                                                                                              as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.8%

Principal Amount (000’s omitted)	Security	Value
Education — 2.9%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,524,705
		$1,524,705
Electric Utilities — 3.0%
1,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, 5.125%, 5/15/26	1,029,660
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	508,740
		$1,538,400
Escrowed / Prerefunded — 3.6%
1,000	Montgomery County, (Clarksville Regional Health System), Prerefunded to 1/1/08, 5.375%, 1/1/28	1,033,130
280	Sullivan County, Health Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1//12, 6.25%, 9/1/22	315,014
470	Sullivan County, Health Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	528,773
		$1,876,917
Hospital — 3.0%
1,000	Johnson City Health and Educational Facilities Board, 5.50%, 7/1/36	1,038,770
500	Knox County, HEFA, (East Tennessee Hospital), 5.75%, 7/1/33	522,265
		$1,561,035
Housing — 0.9%
445	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	450,206
		$450,206
Industrial Development Revenue — 1.9%
500	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	515,815
500	McMinn County, (Calhoun Newsprint - Bowater), (AMT), 7.40%, 12/1/22	499,915
		$1,015,730
Insured-Cogeneration — 2.0%
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	1,023,080
		$1,023,080

1

Insured-Education — 4.7%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,011,430
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,422,606
		$2,434,036
Insured-Electric Utilities — 19.6%
650	Bristol, Electric Revenue, (AMBAC), 4.75%, 9/1/24	661,401
1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	1,212,530
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	537,975
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), 5.00%, 7/1/26	1,057,100
1,750	Madison County Suburban Utility District, (MBIA), 5.00%, 2/1/19	1,779,102
400	Memphis, Electric System, (MBIA), Variable Rate, 8.64%, 12/1/17 (1)(2)	476,064
1,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, (AMBAC), 5.00%, 5/15/29	1,030,740
2,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, (MBIA), 0.00%, 5/15/17	1,222,100
1,000	Pleasant View Utility District, (MBIA), 5.00%, 9/1/32	1,036,710
500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	522,765
250	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	257,425
250	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 9.115%, 7/1/16 (1)(2)	334,342
		$10,128,254
Insured-Escrowed/Prerefunded — 8.2%
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	272,245
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,551,150
300	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 7.979%, 7/1/26 (1)(2)	315,018
500	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.25%, 6/1/26 (1)(2)	533,255
1,500	Shelby County, (Lebonheur Children’s Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,587,315
		$4,258,983

2

Insured-General Obligations — 9.1%
$1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	$782,952
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,306,400
500	Lincoln County, (FGIC), 5.25%, 4/1/21	552,535
700	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27 (1)(2)	802,851
250	Putnam County, (FGIC), 5.25%, 4/1/20	275,243
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	979,180
		$4,699,161
Insured-Hospital — 4.0%
500	Bristol, (Bristol Memorial Hospital), (FGIC), 6.75%, 9/1/10	546,915
1,500	Knox County, HEFA, (Covenant Health), (FSA), 5.00%, 1/1/26	1,537,110
		$2,084,025
Insured-Lease Revenue / Certificates of Participation — 0.8%
340	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24 (1)(2)	425,320
		$425,320
Insured-Pooled Loans — 2.0%
1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	1,027,150
		$1,027,150
Insured-Special Tax Revenue — 5.2%
1,370	Memphis-Shelby County Sports Authority, Inc., (Memphis Arena), (AMBAC), 5.125%, 11/1/29	1,416,361
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	778,440
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	478,958
		$2,673,759
Insured-Transportation — 7.1%
1,500	Memphis-Shelby County Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	1,604,685
1,000	Memphis-Shelby County Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	1,059,660
750	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	767,010
190	Puerto Rico Highway and Transportaton Authority, RITES, (CIFG), Variable Rate, 7.293%, 7/1/41 (1)(2)	239,970
		$3,671,325

3

Insured-Water and Sewer — 19.8%
1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,090,700
1,500	Davidson and Williamson Counties, Harpeth Valley Utilities District, (MBIA), 5.00%, 9/1/34	1,542,255
875	Knoxville, Waste Water System, (MBIA), 4.75%, 4/1/32	877,765
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,019,560
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,076,910
1,500	Rutherford County Consolidated Utility District, (FSA), 5.00%, 2/1/31	1,551,630
2,000	West Wilson Utility District, Waterworks, (MBIA), 5.00%, 6/1/34 (3)	2,048,340
1,000	White House Utility District, Water and Wastewater, (Robertson and Sumner Counties), (FSA), 5.00%, 1/1/32	1,022,180
		$10,229,340
Total Tax-Exempt Investments — 97.8% (identified cost $48,188,273)		$50,621,426
Other Assets, Less Liabilities — 2.2%		$1,133,659
Net Assets — 100.0%		$51,755,085

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 84.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 32.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $3,126,820 or 6.0% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

4

A summary of financial instruments at May 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/06	89 U.S. Treasury Bond	Short	$(9,509,736)	$(9,453,469)	$56,267

At May 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$48,168,051
Gross unrealized appreciation	$2,593,132
Gross unrealized depreciation	(139,757)
Net unrealized appreciation	$2,453,375

5

Eaton Vance Virginia Municipals Fund                                                                                                  as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.6%
$1,000	Alexandria IDA, (Episcopal High School), 4.50%, 1/1/35	$958,070
2,920	Virginia College Building Authority, 4.75%, 9/1/35	2,930,687
		$3,888,757
Electric Utilities — 1.0%
1,000	Puerto Rico Electric Power Authority, Variable Rate, 5.866%, 7/1/29 (1)(2)	1,034,960
		$1,034,960
Escrowed / Prerefunded — 1.8%
1,750	Virginia Resource Authority, Clean Water, (Revolving Fund), Prerefunded to 10/1/10, 5.625%, 10/1/22	1,885,450
		$1,885,450
General Obligations — 3.3%
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,473,386
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,075,100
		$3,548,486
Hospital — 8.9%
2,250	Albemarle County IDA, (Martha Jefferson Hospital), 5.25%, 10/1/35	2,293,267
1,500	Fairfax County IDA, (Inova Health System), 5.00%, 8/15/14	1,589,745
2,000	Fairfax County IDA, (Inova Health System), 5.00%, 8/15/15	2,113,940
1,670	Fairfax County IDA, (Inova Health System), Variable Rate, 7.547%, 8/15/23 (1)(3)	1,903,065
560	Prince William County IDA, (Potomac Hospital Corp.), 5.20%, 10/1/30	578,486
1,000	Prince William County IDA, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,037,030
		$9,515,533
Housing — 5.2%
1,000	Alexandria Redevelopment and Housing Authority, MFMR, (Buckingham Village Apartments), (AMT), 5.45%, 7/1/18	1,021,380
1,885	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	1,932,295
1,300	Virginia Housing Development Authority, (AMT), 4.75%, 7/1/21	1,293,721
1,300	Virginia Housing Development Authority, (AMT), 4.75%, 7/1/22	1,292,005
		$5,539,401

1

Industrial Development Revenue — 3.4%
$1,250	James City County IDA, (Anheuser Busch), (AMT), 6.00%, 4/1/32	$1,281,425
2,270	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	2,405,678
		$3,687,103
Insured-Education — 9.8%
3,000	Virginia College Building Authority, (Regent University), (MBIA), 5.125%, 10/1/31	3,086,400
6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	7,376,602
		$10,463,002
Insured-Electric Utilities — 3.1%
165	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.28%, 7/1/29 (1)(3)	190,780
700	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 9.115%, 7/1/16 (1)(3)	936,159
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,099,950
1,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 7.275%, 7/1/29 (1)(3)	1,156,240
		$3,383,129
Insured-General Obligations — 3.2%
710	Fairfax, (MBIA), 4.50%, 1/15/36	695,729
1,050	Portsmouth, (MBIA), 4.25%, 4/1/23	1,022,217
1,000	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27 (1)(3)	1,146,930
400	Puerto Rico, (MBIA), Variable Rate, 9.115%, 7/1/20 (1)(3)	546,160
		$3,411,036
Insured-Hospital — 6.6%
1,500	Henrico County, (Bon Secours Health Systems), (MBIA), 6.25%, 8/15/20	1,786,305
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,340,350
		$7,126,655
Insured-Housing — 1.2%
1,190	Virginia HDA, (MBIA), Variable Rate, 7.632%, 7/1/36 (1)(3)	1,348,448
		$1,348,448
Insured-Lease Revenue / Certificates of Participation — 1.6%
900	Powhatan County, EDA Lease Revenue, (AMBAC), 5.25%, 7/15/33	945,144
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24 (1)(3)	750,564
		$1,695,708

2

Insured-Special Tax Revenue — 1.8%
$1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$487,354
860	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	191,101
7,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,235,920
		$1,914,375
Insured-Transportation — 22.2%
5,000	Chesapeake Bay Bridge and Tunnel Commission District, (General Resolution), (MBIA), 5.50%, 7/1/25	5,708,550
1,000	Metro Washington, DC, Authority Airport System, (FGIC), (AMT), 5.00%, 10/1/33	1,008,790
1,000	Metro Washington, DC, Authority Airport System, (FGIC), (AMT), 5.25%, 10/1/32	1,025,630
2,000	Metro Washington, DC, Authority Airport System, (FSA), (AMT), 5.00%, 10/1/35	2,036,240
1,900	Metro Washington, DC, Authority Airport System, (MBIA), (AMT), 5.00%, 10/1/35	1,920,349
3,255	Metro Washington, DC, Authority Airport System, (MBIA), (AMT), 5.50%, 10/1/27	3,457,461
1,000	Norfolk Airport Authority, (FGIC), 5.125%, 7/1/31	1,025,290
2,760	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	3,001,942
250	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 7.618%, 7/1/36 (1)(3)	277,945
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,305,912
		$23,768,109
Insured-Utilities — 0.9%
1,000	Richmond, Public Utilities, (FSA), 5.00%, 1/15/27	1,026,790
		$1,026,790
Insured-Water and Sewer — 5.5%
1,000	Henry County, Public Service Authority, Water and Sewer, (FSA), 5.50%, 11/15/19	1,121,070
1,000	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	1,003,750
1,000	Upper Occoquan Sewage Authority, (MBIA), 5.15%, 7/1/20	1,087,400
2,500	Virginia Resource Authority, (MBIA), 5.50%, 5/1/26	2,670,900
		$5,883,120
Other Revenue — 4.3%
7,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	441,420
6,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	202,500
1,250	Prince William County IDA, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,296,825

3

$1,300	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.697%, 10/1/34 (1)(3)	$1,560,858
1,000	Tobacco Settlement Financing Corp., Variable Rate, 6.749%, 6/1/37 (1)(3)(4)	1,074,460
		$4,576,063
Senior Living / Life Care — 0.9%
1,000	Virginia Beach Development Authority, (Westminster-Cantebury), 5.375%, 11/1/32	1,014,340
		$1,014,340
Special Tax Revenue — 0.5%
500	Heritage Hunt Community Development Authority, 6.85%, 3/1/19	509,310
		$509,310
Water and Sewer — 9.6%
4,250	Fairfax County Water Authority, 5.00%, 4/1/21 (5)	4,595,397
2,795	Fairfax County Water Authority, 5.25%, 4/1/27	3,123,664
2,595	Prince William County Service Authority, Water and Sewer, 4.50%, 7/1/35	2,531,163
		$10,250,224
Total Tax-Exempt Investments — 98.4% (identified cost $99,132,684)		$105,469,999
Other Assets, Less Liabilities — 1.6%		$1,755,627
Net Assets — 100.0%		$107,225,626

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

4

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 56.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 30.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $11,926,569 or 11.1% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.
(4)	Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/06	350 U.S. Treasury Bond	Short	$(37,289,919)	$(37,176,563)	$113,356

At May 31, 2006, the Fund had sufficient cash and/or securities to cover margin requirements on open futures.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$98,984,044
Gross unrealized appreciation	$6,900,297
Gross unrealized depreciation	(414,342)
Net unrealized appreciation	$6,485,955

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	July 20, 2006

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	July 20, 2006